1
The Gabelli Equity Income Fund
Schedule of Investments — June 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 99 .8%
Aerospace — 0 .6%
1,500 Ducommun Inc. † ..................................... $ 123,945
1,200 Hexcel Corp. ............................................ 67,788
2,000 Lockheed Martin Corp. ............................. 926,280
5,000 Rockwell Automation Inc. ......................... 1,660,850
2,778,863
Agriculture — 0 .4%
24,400 Archer-Daniels-Midland Co. ...................... 1,287,832
10,000 The Mosaic Co. ........................................ 364,800
1,652,632
Automotive — 0 .7%
2,000 Daimler Truck Holding AG ......................... 94,637
20,000 Iveco Group NV ........................................ 393,435
14,500 PACCAR Inc. ............................................ 1,378,370
40,000 Traton SE ................................................. 1,296,687
3,163,129
Automotive: Parts and Accessories — 3 .9%
40,000 Dana Inc. ................................................. 686,000
136,200 Genuine Parts Co. ..................................... 16,522,422
17,208,422
Broadcasting — 0 .3%
24,700 Sinclair Inc. .............................................. 341,354
48,000 TEGNA Inc. .............................................. 804,480
1,145,834
Building and Construction — 2 .0%
20,000 Carrier Global Corp. .................................. 1,463,800
5,000 Everus Construction Group Inc. † .............. 317,650
30,500 Fortune Brands Innovations Inc. ............... 1,570,140
9,800 Herc Holdings Inc. .................................... 1,290,562
33,200 Johnson Controls International plc ............ 3,506,584
7,000 Knife River Corp. † .................................... 571,480
8,720,216
Business Services — 3 .8%
5,500 Automatic Data Processing Inc. ................ 1,696,200
12,100 Mastercard Inc. , Cl. A ............................... 6,799,474
2,400 MSC Industrial Direct Co. Inc. , Cl. A .......... 204,048
29,200 Pentair plc ................................................ 2,997,672
10,000 S&P Global Inc. ........................................ 5,272,900
16,970,294
Cable and Satellite — 0.0%
1,200 EchoStar Corp. , Cl. A † .............................. 33,240
Communications Equipment — 0 .1%
12,000 Corning Inc. ............................................. 631,080
Computer Hardware — 2 .0%
16,400 Apple Inc. ................................................ 3,364,788
18,200 International Business Machines Corp. ...... 5,364,996
8,729,784
Shares
Market
Value
Computer Software and Services — 2 .9%
76,000 Hewlett Packard Enterprise Co. ................. $ 1,554,200
22,800 Microsoft Corp. ........................................ 11,340,948
12,895,148
Consumer Products — 1 .3%
15,500 Edgewell Personal Care Co. ...................... 362,855
35,500 Energizer Holdings Inc. ............................. 715,680
25,000 Essity AB , Cl. A ......................................... 696,287
1,800 National Presto Industries Inc. .................. 176,328
30,200 Reckitt Benckiser Group plc ...................... 2,054,047
4,200 The Scotts Miracle-Gro Co. ....................... 277,032
21,200 Unilever plc , ADR ..................................... 1,296,804
5,579,033
Consumer Services — 0 .1%
1,400 Allegion plc .............................................. 201,768
7,700 Rollins Inc. ............................................... 434,434
636,202
Diversified Industrial — 6 .9%
1,500 AMETEK Inc. ............................................ 271,440
54,000 Crane Co. ................................................. 10,254,060
300 Eaton Corp. plc ......................................... 107,097
500 Honeywell International Inc. ...................... 116,440
8,400 Ingersoll Rand Inc. ................................... 698,712
43,500 ITT Inc. .................................................... 6,822,105
2,700 Jardine Matheson Holdings Ltd. ................ 129,762
2,000 Modine Manufacturing Co. † ...................... 197,000
10,000 Myers Industries Inc. ................................ 144,900
16,000 nVent Electric plc ...................................... 1,172,000
20,000 Svenska Cellulosa AB SCA , Cl. A ............... 260,018
97,000 Textron Inc. .............................................. 7,788,130
116,000 Toray Industries Inc. ................................. 795,700
3,200 Trane Technologies plc ............................. 1,399,712
20,000 Trinity Industries Inc. ................................ 540,200
30,697,276
Electronics — 2 .6%
32,500 Sony Group Corp. ..................................... 841,811
140,000 Sony Group Corp. , ADR ............................ 3,644,200
30,000 TE Connectivity plc ................................... 5,060,100
9,200 Texas Instruments Inc. ............................. 1,910,104
11,456,215
Energy and Utilities: Electric — 0 .3%
5,000 Korea Electric Power Corp. , ADR ............... 71,200
13,500 Portland General Electric Co. ..................... 548,505
63,000 The AES Corp. .......................................... 662,760
1,282,465
Energy and Utilities: Integrated — 0 .8%
48,000 Energy Transfer LP ................................... 870,240
21,000 Eni SpA .................................................... 340,380
800 Iberdrola SA , ADR .................................... 61,584

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — June 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities: Integrated (Continued)
56,500 OGE Energy Corp. ..................................... $ 2,507,470
3,779,674
Energy and Utilities: Natural Gas — 3 .3%
110,000 National Fuel Gas Co. ................................ 9,318,100
11,500 ONE Gas Inc. ............................................ 826,390
53,500 ONEOK Inc. .............................................. 4,367,205
5,000 Southwest Gas Holdings Inc. .................... 371,950
14,883,645
Energy and Utilities: Oil — 3 .5%
14,300 APA Corp. ................................................ 261,547
27,500 Chevron Corp. .......................................... 3,937,725
4,000 ConocoPhillips ......................................... 358,960
6,800 Devon Energy Corp. .................................. 216,308
9,000 Exxon Mobil Corp. .................................... 970,200
46,700 Hess Corp. ............................................... 6,469,818
15,300 Marathon Petroleum Corp. ........................ 2,541,483
13,000 TotalEnergies SE , ADR .............................. 798,070
1,506 Vitesse Energy Inc. ................................... 33,268
15,587,379
Energy and Utilities: Services — 0 .6%
95,000 Halliburton Co. ......................................... 1,936,100
20,000 MDU Resources Group Inc. ...................... 333,400
11,000 Schlumberger NV ..................................... 371,800
2,641,300
Energy and Utilities: Water — 0 .2%
3,600 Essential Utilities Inc. ............................... 133,704
21,000 Severn Trent plc ....................................... 788,093
921,797
Entertainment — 2 .0%
20,000 Atlanta Braves Holdings Inc. , Cl. A † .......... 984,200
14,200 Atlanta Braves Holdings Inc. , Cl. C † .......... 664,134
100,000 Grupo Televisa SAB , ADR ......................... 219,000
2,500 Madison Square Garden Entertainment
Corp. † .................................................. 99,925
4,400 Madison Square Garden Sports Corp. † ..... 919,380
31,250 Ollamani SAB † ......................................... 83,269
249,000 Paramount Global , Cl. A ............................ 5,714,550
10,000 Sphere Entertainment Co. † ....................... 418,000
9,102,458
Environmental Services — 0 .4%
7,000 Republic Services Inc. .............................. 1,726,270
1,300 Veralto Corp. ............................................ 131,235
1,857,505
Equipment and Supplies — 6 .6%
3,600 A.O. Smith Corp. ...................................... 236,052
12,200 Danaher Corp. .......................................... 2,409,988
134,000 Flowserve Corp. ....................................... 7,014,900
Shares
Market
Value
40,000 Graco Inc. ................................................ $ 3,438,800
18,000 Minerals Technologies Inc. ....................... 991,260
108,700 Mueller Industries Inc. .............................. 8,638,389
9,800 Parker-Hannifin Corp. ............................... 6,845,006
200 Watts Water Technologies Inc. , Cl. A ......... 49,178
29,623,573
Financial Services — 16 .8%
20,000 AllianceBernstein Holding LP .................... 816,600
8,000 American Express Co. ............................... 2,551,840
14,200 Ameris Bancorp ....................................... 918,740
5,195 Banco Santander Chile , ADR ..................... 131,018
8,800 Bank of America Corp. .............................. 416,416
11,000 BNP Paribas SA ........................................ 988,913
1,800 EXOR NV ................................................. 181,498
87,500 Interactive Brokers Group Inc. , Cl. A ......... 4,848,375
6,500 Jefferies Financial Group Inc. .................... 355,485
5,000 JPMorgan Chase & Co. ............................. 1,449,550
42,200 Julius Baer Group Ltd. .............................. 2,852,868
52,500 Loews Corp. ............................................. 4,812,150
6,800 M&T Bank Corp. ....................................... 1,319,132
9,000 Marsh & McLennan Companies Inc. .......... 1,967,760
3,200 Morgan Stanley ........................................ 450,752
3,500 Popular Inc. ............................................. 385,735
37,000 SLM Corp. ............................................... 1,213,230
111,000 State Street Corp. ..................................... 11,803,740
6,300 T. Rowe Price Group Inc. .......................... 607,950
244,000 The Bank of New York Mellon Corp. .......... 22,230,840
10,000 The Goldman Sachs Group Inc. ................. 7,077,500
9,000 The PNC Financial Services Group Inc. ...... 1,677,780
2,500 UBS Group AG ......................................... 84,599
51,500 Valley National Bancorp ............................ 459,895
5,500 Webster Financial Corp. ............................ 300,300
60,000 Wells Fargo & Co. .................................... 4,807,200
74,709,866
Food and Beverage — 13 .6%
1,000 Anheuser-Busch InBev SA/NV ................... 68,604
178,000 Brown-Forman Corp. , Cl. A ....................... 4,889,660
18,700 Coca-Cola Europacific Partners plc ............ 1,733,864
9,700 Coca-Cola Femsa SAB de CV , ADR ............ 938,281
1,000 Constellation Brands Inc. , Cl. A ................. 162,680
25,000 Danone SA ............................................... 2,042,565
40,000 Davide Campari-Milano NV ....................... 269,044
49,500 Diageo plc , ADR ....................................... 4,991,580
73,400 Fomento Economico Mexicano SAB de CV ,
ADR ..................................................... 7,558,732
1,000 General Mills Inc. ..................................... 51,810
1,420,000 Grupo Bimbo SAB de CV , Cl. A .................. 3,960,820
90,000 Heineken NV ............................................ 7,847,267
132,000 ITO EN Ltd. .............................................. 2,993,729
4,000 McCormick & Co. Inc. .............................. 302,038
30,500 McCormick & Co. Inc., Non-Voting ........... 2,312,510

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — June 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
18,500 Mondelēz International Inc. , Cl. A .............. $ 1,247,640
30,500 Nestlé SA ................................................. 3,030,204
158,000 Nissin Foods Holdings Co. Ltd. ................. 3,286,615
21,500 PepsiCo Inc. ............................................. 2,838,860
23,300 Pernod Ricard SA ..................................... 2,321,951
31,200 Remy Cointreau SA .................................. 1,592,098
30,000 Sapporo Holdings Ltd. .............................. 1,546,405
800 The Boston Beer Co. Inc. , Cl. A † ............... 152,648
40,000 The Campbell's Company ......................... 1,226,000
7,000 The Coca-Cola Co. .................................... 495,250
1,000 The Hershey Co. ....................................... 165,950
44,500 The Kraft Heinz Co. ................................... 1,148,990
8,400 WK Kellogg Co. ........................................ 133,896
64,000 Yakult Honsha Co. Ltd. ............................. 1,205,514
60,515,205
Health Care — 4 .4%
4,200 Abbott Laboratories .................................. 571,242
3,000 AbbVie Inc. .............................................. 556,860
3,000 Alcon AG .................................................. 264,840
75,000 Baxter International Inc. ............................ 2,271,000
4,400 Bio-Rad Laboratories Inc. , Cl. A † .............. 1,061,808
85,500 Bristol-Myers Squibb Co. .......................... 3,957,795
69,000 Demant A/S † ............................................ 2,878,200
5,960 GSK plc , ADR ........................................... 228,864
4,000 Haleon plc , ADR ....................................... 41,480
30,700 Henry Schein Inc. † ................................... 2,242,635
16,000 Merck & Co. Inc. ...................................... 1,266,560
10,000 Novartis AG , ADR ..................................... 1,210,100
13,500 Perrigo Co. plc ......................................... 360,720
23,000 Pfizer Inc. ................................................ 557,520
41,700 Roche Holding AG , ADR ........................... 1,699,692
2,300 Zimmer Biomet Holdings Inc. ................... 209,783
10,000 Zimvie Inc. † ............................................. 93,500
19,472,599
Hotels and Gaming — 0 .2%
11,500 MGM Resorts International † ..................... 395,485
3,000 Wynn Resorts Ltd. ................................... 281,010
676,495
Machinery — 3 .6%
6,000 Caterpillar Inc. .......................................... 2,329,260
41,000 CNH Industrial NV .................................... 531,360
24,700 Deere & Co. ............................................. 12,559,703
1,000 Otis Worldwide Corp. ............................... 99,020
5,500 Xylem Inc. ................................................ 711,480
16,230,823
Metals and Mining — 2 .5%
76,500 Freeport-McMoRan Inc. ............................ 3,316,275
Shares
Market
Value
136,000 Newmont Corp. ........................................ $ 7,923,360
11,239,635
Publishing — 0.0%
3,000 Value Line Inc. ......................................... 117,450
Real Estate Investment Trusts — 0 .3%
58,000 Weyerhaeuser Co. .................................... 1,490,020
Retail — 4 .7%
12,200 Cie Financiere Richemont SA , Cl. A ........... 2,297,927
71,200 Copart Inc. † ............................................. 3,493,784
5,000 Costco Wholesale Corp. ............................ 4,949,700
50,000 CVS Health Corp. ...................................... 3,449,000
44,000 Ingles Markets Inc. , Cl. A .......................... 2,788,720
183,000 Seven & i Holdings Co. Ltd. ...................... 2,952,043
2,500 The Home Depot Inc. ................................ 916,600
2,700 Walmart Inc. ............................................ 264,006
21,111,780
Specialty Chemicals — 0 .8%
2,500 Albemarle Corp. ....................................... 156,675
2,500 Ashland Inc. ............................................. 125,700
2,200 FMC Corp. ................................................ 91,850
32,200 H.B. Fuller Co. .......................................... 1,936,830
1,800 NewMarket Corp. ..................................... 1,243,548
600 Quaker Chemical Corp. ............................. 67,164
3,621,767
Telecommunications — 4 .5%
100,000 BCE Inc. ................................................... 2,217,000
182,000 Deutsche Telekom AG , ADR ...................... 6,659,380
72,000 Liberty Global Ltd. , Cl. A † ......................... 720,720
14,000 Orange SA , ADR ....................................... 212,660
4,200 Sunrise Communications AG , Cl. A ........... 236,718
70,000 Telefonica SA , ADR ................................... 366,100
149,000 Telephone and Data Systems Inc. .............. 5,301,420
94,000 TELUS Corp. ............................................ 1,509,640
61,000 Verizon Communications Inc. ................... 2,639,470
19,863,108
Transportation — 2 .9%
82,900 GATX Corp. .............................................. 12,730,124
Wireless Communications — 0 .2%
55,000 BT Group plc , Cl. A ................................... 146,273
22,000 Telesat Corp. † .......................................... 537,680
20,000 Turkcell Iletisim Hizmetleri A/S , ADR ......... 121,000
4,000 United States Cellular Corp. † .................... 255,880
1,060,833
TOTAL COMMON STOCKS ........................ 444,816,869

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — June 30, 2025 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS — 0 .2%
$ 965,000 U.S. Treasury Bills,
4.211 % to 4.243% †† ,
09/18/25 to 09/25/25 ............................ $ 955,363
TOTAL INVESTMENTS — 100.0%
(Cost $ 140,639,217 ) ............................. $ 445,772,232
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt